united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21853

Northern Lights Variable Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2024

Item 1. Reports to Stockholders.

(a)
TOPS Aggressive Growth ETF Portfolio

Class 1

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about TOPS Aggressive Growth ETF Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$10	0.21%

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

TOPS Aggressive Growth ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$21,274
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	TOPS Aggressive Growth ETF Portfolio	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$10,215	$10,742
Jun-2016	$10,043	$11,171
Jun-2017	$11,835	$13,170
Jun-2018	$13,250	$15,064
Jun-2019	$13,700	$16,633
Jun-2020	$13,375	$17,881
Jun-2021	$19,149	$25,175
Jun-2022	$16,415	$22,503
Jun-2023	$18,542	$26,912
Jun-2024	$21,274	$33,521

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
TOPS Aggressive Growth ETF Portfolio	7.23%	14.74%	9.20%	7.84%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$168,715,229
  Number of Portfolio Holdings13
  Advisory Fee $76,355
  Portfolio Turnover8%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.8%
Money Market Funds	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
98.0%
Money Market Funds
2.2%
Liabilities in Excess of Other Assets
-0.2%

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	2.2%
Equity	98.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	24.8%
Vanguard FTSE Developed Markets ETF	18.0%
SPDR Portfolio S&P 400 Mid Cap ETF	14.0%
SPDR Portfolio S&P 600 Small Cap ETF	9.1%
Vanguard FTSE Emerging Markets ETF	6.0%
iShares MSCI Emerging Markets ex China ETF	5.0%
iShares Global REIT ETF	4.0%
SPDR Portfolio S&P 500 Value ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
SPDR Portfolio S&P 500 Growth ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

TOPS Aggressive Growth ETF Portfolio - Class 1

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Aggressive Growth ETF Portfolio

Class 2

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about TOPS Aggressive Growth ETF Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$23	0.46%

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

TOPS Aggressive Growth ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$20,757
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	TOPS Aggressive Growth ETF Portfolio	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$10,194	$10,742
Jun-2016	$9,997	$11,171
Jun-2017	$11,753	$13,170
Jun-2018	$13,120	$15,064
Jun-2019	$13,532	$16,633
Jun-2020	$13,187	$17,881
Jun-2021	$18,818	$25,175
Jun-2022	$16,090	$22,503
Jun-2023	$18,132	$26,912
Jun-2024	$20,757	$33,521

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
TOPS Aggressive Growth ETF Portfolio	7.13%	14.48%	8.93%	7.58%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$168,715,229
  Number of Portfolio Holdings13
  Advisory Fee $76,355
  Portfolio Turnover8%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.8%
Money Market Funds	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	2.2%
Equity	98.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	24.8%
Vanguard FTSE Developed Markets ETF	18.0%
SPDR Portfolio S&P 400 Mid Cap ETF	14.0%
SPDR Portfolio S&P 600 Small Cap ETF	9.1%
Vanguard FTSE Emerging Markets ETF	6.0%
iShares MSCI Emerging Markets ex China ETF	5.0%
iShares Global REIT ETF	4.0%
SPDR Portfolio S&P 500 Value ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
SPDR Portfolio S&P 500 Growth ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

TOPS Aggressive Growth ETF Portfolio - Class 2

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Aggressive Growth ETF Portfolio

Investor Class

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about TOPS Aggressive Growth ETF Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$35	0.71%

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

TOPS Aggressive Growth ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$30,424
$19,519
Jul-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	TOPS Aggressive Growth ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$9,727	$10,139
Jun-2017	$11,325	$11,954
Jun-2018	$12,549	$13,672
Jun-2019	$12,882	$15,096
Jun-2020	$12,517	$16,229
Jun-2021	$17,829	$22,850
Jun-2022	$15,203	$20,424
Jun-2023	$17,097	$24,426
Jun-2024	$19,519	$30,424

Average Annual Total Returns

	6 Months	1 Year	5 years	Since Inception (July 22, 2015)
TOPS Aggressive Growth ETF Portfolio	7.01%	14.17%	8.67%	7.77%
S&P 500® Index	15.29%	24.56%	15.05%	13.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$168,715,229
  Number of Portfolio Holdings13
  Advisory Fee $76,355
  Portfolio Turnover8%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.8%
Money Market Funds	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	2.2%
Equity	98.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	24.8%
Vanguard FTSE Developed Markets ETF	18.0%
SPDR Portfolio S&P 400 Mid Cap ETF	14.0%
SPDR Portfolio S&P 600 Small Cap ETF	9.1%
Vanguard FTSE Emerging Markets ETF	6.0%
iShares MSCI Emerging Markets ex China ETF	5.0%
iShares Global REIT ETF	4.0%
SPDR Portfolio S&P 500 Value ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
SPDR Portfolio S&P 500 Growth ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

TOPS Aggressive Growth ETF Portfolio - Investor Class

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Aggressive Growth ETF Portfolio

Service Class

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about TOPS Aggressive Growth ETF Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$25	0.51%

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

TOPS Aggressive Growth ETF Portfolio
S&P 500® Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$20,203
$15,275
Apr-2019
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	TOPS Aggressive Growth ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Jun-2019	$9,959	$10,024
Jun-2020	$9,704	$10,777
Jun-2021	$13,848	$15,173
Jun-2022	$11,841	$13,562
Jun-2023	$13,343	$16,220
Jun-2024	$15,275	$20,203

Average Annual Total Returns

	6 Months	1 Year	5 years	Since Inception (April 30, 2019)
TOPS Aggressive Growth ETF Portfolio	7.13%	14.48%	8.93%	8.54%
S&P 500® Index	15.29%	24.56%	15.05%	14.58%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$168,715,229
  Number of Portfolio Holdings13
  Advisory Fee $76,355
  Portfolio Turnover8%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.8%
Money Market Funds	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	2.2%
Equity	98.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	24.8%
Vanguard FTSE Developed Markets ETF	18.0%
SPDR Portfolio S&P 400 Mid Cap ETF	14.0%
SPDR Portfolio S&P 600 Small Cap ETF	9.1%
Vanguard FTSE Emerging Markets ETF	6.0%
iShares MSCI Emerging Markets ex China ETF	5.0%
iShares Global REIT ETF	4.0%
SPDR Portfolio S&P 500 Value ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
SPDR Portfolio S&P 500 Growth ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

TOPS Aggressive Growth ETF Portfolio - Service Class

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Balanced ETF Portfolio

Class 1

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about TOPS Balanced ETF Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$10	0.21%

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

TOPS Balanced ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$15,785
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	TOPS Balanced ETF Portfolio	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$10,045	$10,742
Jun-2016	$10,176	$11,171
Jun-2017	$11,028	$13,170
Jun-2018	$11,604	$15,064
Jun-2019	$12,191	$16,633
Jun-2020	$12,339	$17,881
Jun-2021	$14,962	$25,175
Jun-2022	$13,508	$22,503
Jun-2023	$14,459	$26,912
Jun-2024	$15,785	$33,521

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
TOPS Balanced ETF Portfolio	3.50%	9.17%	5.30%	4.67%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$108,973,707
  Number of Portfolio Holdings24
  Advisory Fee $51,477
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	90.6%
Money Market Funds	9.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
50.0%
Fixed Income
47.9%
Collateral for Securities Loaned
8.0%
Money Market Funds
2.1%
Liabilities in Excess of Other Assets
-8.0%

Value	Value
Liabilities in Excess of Other Assets	-8.0%
Money Market Funds	2.1%
Collateral for Securities Loaned	8.0%
Fixed Income	47.9%
Equity	50.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	12.0%
Vanguard FTSE Developed Markets ETF	9.0%
Vanguard S&P 500 ETF	8.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.9%
SPDR Portfolio Short Term Corporate Bond ETF	7.0%
SPDR Portfolio S&P 500 Value ETF	7.0%
Vanguard Short-Term Treasury ETF	6.0%
SPDR Portfolio S&P 400 Mid Cap ETF	5.0%
iShares Global REIT ETF	4.0%
SPDR Portfolio S&P 600 Small Cap ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

TOPS Balanced ETF Portfolio - Class 1

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Balanced ETF Portfolio

Class 2

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about TOPS Balanced ETF Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$23	0.46%

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

TOPS Balanced ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$15,355
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	TOPS Balanced ETF Portfolio	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,987	$10,742
Jun-2016	$10,100	$11,171
Jun-2017	$10,918	$13,170
Jun-2018	$11,462	$15,064
Jun-2019	$12,004	$16,633
Jun-2020	$12,126	$17,881
Jun-2021	$14,662	$25,175
Jun-2022	$13,202	$22,503
Jun-2023	$14,099	$26,912
Jun-2024	$15,355	$33,521

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
TOPS Balanced ETF Portfolio	3.43%	8.90%	5.05%	4.38%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$108,973,707
  Number of Portfolio Holdings24
  Advisory Fee $51,477
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	90.6%
Money Market Funds	9.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-8.0%
Money Market Funds	2.1%
Collateral for Securities Loaned	8.0%
Fixed Income	47.9%
Equity	50.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	12.0%
Vanguard FTSE Developed Markets ETF	9.0%
Vanguard S&P 500 ETF	8.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.9%
SPDR Portfolio Short Term Corporate Bond ETF	7.0%
SPDR Portfolio S&P 500 Value ETF	7.0%
Vanguard Short-Term Treasury ETF	6.0%
SPDR Portfolio S&P 400 Mid Cap ETF	5.0%
iShares Global REIT ETF	4.0%
SPDR Portfolio S&P 600 Small Cap ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

TOPS Balanced ETF Portfolio - Class 2

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Balanced ETF Portfolio

Service Class

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about TOPS Balanced ETF Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$25	0.51%

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

TOPS Balanced ETF Portfolio
S&P 500® Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$20,203
$12,880
Apr-2019
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	TOPS Balanced ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Jun-2019	$10,090	$10,024
Jun-2020	$10,193	$10,777
Jun-2021	$12,325	$15,173
Jun-2022	$11,088	$13,562
Jun-2023	$11,834	$16,220
Jun-2024	$12,880	$20,203

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (April 30, 2019)
TOPS Balanced ETF Portfolio	3.36%	8.84%	5.00%	5.02%
S&P 500® Index	15.29%	24.56%	15.05%	14.58%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$108,973,707
  Number of Portfolio Holdings24
  Advisory Fee $51,477
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	90.6%
Money Market Funds	9.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-8.0%
Money Market Funds	2.1%
Collateral for Securities Loaned	8.0%
Fixed Income	47.9%
Equity	50.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	12.0%
Vanguard FTSE Developed Markets ETF	9.0%
Vanguard S&P 500 ETF	8.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.9%
SPDR Portfolio Short Term Corporate Bond ETF	7.0%
SPDR Portfolio S&P 500 Value ETF	7.0%
Vanguard Short-Term Treasury ETF	6.0%
SPDR Portfolio S&P 400 Mid Cap ETF	5.0%
iShares Global REIT ETF	4.0%
SPDR Portfolio S&P 600 Small Cap ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

TOPS Balanced ETF Portfolio - Service Class

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Balanced ETF Portfolio

Investor Class

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about TOPS Balanced ETF Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$35	0.71%

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

TOPS Balanced ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$30,424
$14,982
Jul-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	TOPS Balanced ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$10,079	$10,139
Jun-2017	$10,855	$11,954
Jun-2018	$11,357	$13,672
Jun-2019	$11,869	$15,096
Jun-2020	$11,953	$16,229
Jun-2021	$14,424	$22,850
Jun-2022	$12,952	$20,424
Jun-2023	$13,798	$24,426
Jun-2024	$14,982	$30,424

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (July 22, 2015)
TOPS Balanced ETF Portfolio	3.22%	8.59%	4.77%	4.62%
S&P 500® Index	15.29%	24.56%	15.05%	13.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$108,973,707
  Number of Portfolio Holdings24
  Advisory Fee $51,477
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	90.6%
Money Market Funds	9.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-8.0%
Money Market Funds	2.1%
Collateral for Securities Loaned	8.0%
Fixed Income	47.9%
Equity	50.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	12.0%
Vanguard FTSE Developed Markets ETF	9.0%
Vanguard S&P 500 ETF	8.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.9%
SPDR Portfolio Short Term Corporate Bond ETF	7.0%
SPDR Portfolio S&P 500 Value ETF	7.0%
Vanguard Short-Term Treasury ETF	6.0%
SPDR Portfolio S&P 400 Mid Cap ETF	5.0%
iShares Global REIT ETF	4.0%
SPDR Portfolio S&P 600 Small Cap ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

TOPS Balanced ETF Portfolio - Investor Class

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Conservative ETF Portfolio

Class 1

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about TOPS Conservative ETF Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$11	0.23%

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

TOPS Conservative ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$14,188
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	TOPS Conservative ETF Portfolio	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,933	$10,742
Jun-2016	$10,085	$11,171
Jun-2017	$10,623	$13,170
Jun-2018	$11,013	$15,064
Jun-2019	$11,588	$16,633
Jun-2020	$11,924	$17,881
Jun-2021	$13,492	$25,175
Jun-2022	$12,509	$22,503
Jun-2023	$13,154	$26,912
Jun-2024	$14,188	$33,521

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
TOPS Conservative ETF Portfolio	2.96%	7.86%	4.13%	3.56%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$35,250,152
  Number of Portfolio Holdings25
  Advisory Fee $17,025
  Portfolio Turnover5%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.8%
Money Market Funds	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
67.9%
Equity
29.9%
Money Market Funds
2.2%

Value	Value
Money Market Funds	2.2%
Equity	29.9%
Fixed Income	67.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	16.0%
SPDR Portfolio Short Term Corporate Bond ETF	12.0%
Vanguard Short-Term Treasury ETF	9.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
Vanguard FTSE Developed Markets ETF	6.0%
Vanguard S&P 500 ETF	6.0%
Vanguard Intermediate-Term Treasury ETF	5.0%
SPDR Portfolio S&P 400 Mid Cap ETF	4.0%
SPDR Portfolio S&P 500 Value ETF	4.0%
JP Morgan Ultra-Short Income ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

TOPS Conservative ETF Portfolio - Class 1

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Conservative ETF Portfolio

Class 2

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about TOPS Conservative ETF Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$24	0.48%

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

TOPS Conservative ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$13,827
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	TOPS Conservative ETF Portfolio	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,908	$10,742
Jun-2016	$10,030	$11,171
Jun-2017	$10,539	$13,170
Jun-2018	$10,899	$15,064
Jun-2019	$11,440	$16,633
Jun-2020	$11,741	$17,881
Jun-2021	$13,259	$25,175
Jun-2022	$12,251	$22,503
Jun-2023	$12,854	$26,912
Jun-2024	$13,827	$33,521

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
TOPS Conservative ETF Portfolio	2.83%	7.57%	3.86%	3.29%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$35,250,152
  Number of Portfolio Holdings25
  Advisory Fee $17,025
  Portfolio Turnover5%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.8%
Money Market Funds	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	2.2%
Equity	29.9%
Fixed Income	67.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	16.0%
SPDR Portfolio Short Term Corporate Bond ETF	12.0%
Vanguard Short-Term Treasury ETF	9.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
Vanguard FTSE Developed Markets ETF	6.0%
Vanguard S&P 500 ETF	6.0%
Vanguard Intermediate-Term Treasury ETF	5.0%
SPDR Portfolio S&P 400 Mid Cap ETF	4.0%
SPDR Portfolio S&P 500 Value ETF	4.0%
JP Morgan Ultra-Short Income ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

TOPS Conservative ETF Portfolio - Class 2

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Conservative ETF Portfolio

Service Class

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about TOPS Conservative ETF Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.53%

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

TOPS Conservative ETF Portfolio
S&P 500® Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$20,203
$12,237
Apr-2019
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	TOPS Conservative ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Jun-2019	$10,126	$10,024
Jun-2020	$10,391	$10,777
Jun-2021	$11,734	$15,173
Jun-2022	$10,842	$13,562
Jun-2023	$11,376	$16,220
Jun-2024	$12,237	$20,203

Average Annual Total Returns

	6 Months	1 Year	5 years	Since Inception (April 30, 2019)
TOPS Conservative ETF Portfolio	2.83%	7.57%	3.86%	3.98%
S&P 500® Index	15.29%	24.56%	15.05%	14.58%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$35,250,152
  Number of Portfolio Holdings25
  Advisory Fee $17,025
  Portfolio Turnover5%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.8%
Money Market Funds	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	2.2%
Equity	29.9%
Fixed Income	67.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	16.0%
SPDR Portfolio Short Term Corporate Bond ETF	12.0%
Vanguard Short-Term Treasury ETF	9.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
Vanguard FTSE Developed Markets ETF	6.0%
Vanguard S&P 500 ETF	6.0%
Vanguard Intermediate-Term Treasury ETF	5.0%
SPDR Portfolio S&P 400 Mid Cap ETF	4.0%
SPDR Portfolio S&P 500 Value ETF	4.0%
JP Morgan Ultra-Short Income ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

TOPS Conservative ETF Portfolio - Service Class

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Conservative ETF Portfolio

Investor Class

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about TOPS Conservative ETF Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$36	0.73%

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

TOPS Conservative ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$30,424
$13,724
Jul-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	TOPS Conservative ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$10,108	$10,139
Jun-2017	$10,609	$11,954
Jun-2018	$10,959	$13,672
Jun-2019	$11,485	$15,096
Jun-2020	$11,754	$16,229
Jun-2021	$13,251	$22,850
Jun-2022	$12,220	$20,424
Jun-2023	$12,780	$24,426
Jun-2024	$13,724	$30,424

Average Annual Total Returns

	6 Months	1 Year	5 years	Since Inception (July 22, 2015)
TOPS Conservative ETF Portfolio	2.75%	7.39%	3.63%	3.60%
S&P 500® Index	15.29%	24.56%	15.05%	13.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$35,250,152
  Number of Portfolio Holdings25
  Advisory Fee $17,025
  Portfolio Turnover5%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.8%
Money Market Funds	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	2.2%
Equity	29.9%
Fixed Income	67.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	16.0%
SPDR Portfolio Short Term Corporate Bond ETF	12.0%
Vanguard Short-Term Treasury ETF	9.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
Vanguard FTSE Developed Markets ETF	6.0%
Vanguard S&P 500 ETF	6.0%
Vanguard Intermediate-Term Treasury ETF	5.0%
SPDR Portfolio S&P 400 Mid Cap ETF	4.0%
SPDR Portfolio S&P 500 Value ETF	4.0%
JP Morgan Ultra-Short Income ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

TOPS Conservative ETF Portfolio - Investor Class

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Growth ETF Portfolio

Class 1

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about TOPS Growth ETF Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$10	0.21%

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

TOPS Growth ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$19,480
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	TOPS Growth ETF Portfolio	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$10,062	$10,742
Jun-2016	$9,926	$11,171
Jun-2017	$11,444	$13,170
Jun-2018	$12,613	$15,064
Jun-2019	$13,113	$16,633
Jun-2020	$12,928	$17,881
Jun-2021	$17,678	$25,175
Jun-2022	$15,334	$22,503
Jun-2023	$17,143	$26,912
Jun-2024	$19,480	$33,521

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
TOPS Growth ETF Portfolio	6.57%	13.63%	8.24%	6.90%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$185,840,449
  Number of Portfolio Holdings20
  Advisory Fee $82,881
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	96.0%
Money Market Funds	4.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
84.9%
Fixed Income
13.0%
Money Market Funds
2.1%
Collateral for Securities Loaned
2.0%
Liabilities in Excess of Other Assets
-2.0%

Value	Value
Liabilities in Excess of Other Assets	-2.0%
Collateral for Securities Loaned	2.0%
Money Market Funds	2.1%
Fixed Income	13.0%
Equity	84.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	20.8%
Vanguard FTSE Developed Markets ETF	17.0%
SPDR Portfolio S&P 400 Mid Cap ETF	11.0%
SPDR Portfolio S&P 600 Small Cap ETF	6.1%
SPDR Portfolio S&P 500 Value ETF	5.0%
SPDR Portfolio S&P 500 Growth ETF	5.0%
iShares Global REIT ETF	4.0%
iShares MSCI Emerging Markets ex China ETF	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

TOPS Growth ETF Portfolio - Class 1

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Growth ETF Portfolio

Class 2

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about TOPS Growth ETF Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$23	0.46%

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

TOPS Growth ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$19,004
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	TOPS Growth ETF Portfolio	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$10,039	$10,742
Jun-2016	$9,881	$11,171
Jun-2017	$11,362	$13,170
Jun-2018	$12,490	$15,064
Jun-2019	$12,957	$16,633
Jun-2020	$12,737	$17,881
Jun-2021	$17,373	$25,175
Jun-2022	$15,034	$22,503
Jun-2023	$16,773	$26,912
Jun-2024	$19,004	$33,521

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
TOPS Growth ETF Portfolio	6.41%	13.31%	7.96%	6.63%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$185,840,449
  Number of Portfolio Holdings20
  Advisory Fee $82,881
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	96.0%
Money Market Funds	4.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.0%
Collateral for Securities Loaned	2.0%
Money Market Funds	2.1%
Fixed Income	13.0%
Equity	84.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	20.8%
Vanguard FTSE Developed Markets ETF	17.0%
SPDR Portfolio S&P 400 Mid Cap ETF	11.0%
SPDR Portfolio S&P 600 Small Cap ETF	6.1%
SPDR Portfolio S&P 500 Value ETF	5.0%
SPDR Portfolio S&P 500 Growth ETF	5.0%
iShares Global REIT ETF	4.0%
iShares MSCI Emerging Markets ex China ETF	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

TOPS Growth ETF Portfolio - Class 2

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Growth ETF Portfolio

Service Class

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about TOPS Growth ETF Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$25	0.51%

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

TOPS Growth ETF Portfolio
S&P 500® Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$20,203
$14,690
Apr-2019
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	TOPS Growth ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Jun-2019	$10,013	$10,024
Jun-2020	$9,845	$10,777
Jun-2021	$13,429	$15,173
Jun-2022	$11,621	$13,562
Jun-2023	$12,965	$16,220
Jun-2024	$14,690	$20,203

Average Annual Total Returns

	6 Months	1 Year	5 years	Since Inception (April 30, 2019)
TOPS Growth ETF Portfolio	6.41%	13.31%	7.97%	7.73%
S&P 500® Index	15.29%	24.56%	15.05%	14.58%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$185,840,449
  Number of Portfolio Holdings20
  Advisory Fee $82,881
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	96.0%
Money Market Funds	4.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.0%
Collateral for Securities Loaned	2.0%
Money Market Funds	2.1%
Fixed Income	13.0%
Equity	84.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	20.8%
Vanguard FTSE Developed Markets ETF	17.0%
SPDR Portfolio S&P 400 Mid Cap ETF	11.0%
SPDR Portfolio S&P 600 Small Cap ETF	6.1%
SPDR Portfolio S&P 500 Value ETF	5.0%
SPDR Portfolio S&P 500 Growth ETF	5.0%
iShares Global REIT ETF	4.0%
iShares MSCI Emerging Markets ex China ETF	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

TOPS Growth ETF Portfolio - Service Class

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Growth ETF Portfolio

Investor Class

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about TOPS Growth ETF Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$35	0.71%

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

TOPS Growth ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$30,424
$18,266
Jul-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	TOPS Growth ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$9,800	$10,139
Jun-2017	$11,169	$11,954
Jun-2018	$12,191	$13,672
Jun-2019	$12,610	$15,096
Jun-2020	$12,371	$16,229
Jun-2021	$16,819	$22,850
Jun-2022	$14,527	$20,424
Jun-2023	$16,161	$24,426
Jun-2024	$18,266	$30,424

Average Annual Total Returns

	6 Months	1 Year	5 years	Since Inception (July 22, 2015)
TOPS Growth ETF Portfolio	6.28%	13.03%	7.69%	6.97%
S&P 500® Index	15.29%	24.56%	15.05%	13.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$185,840,449
  Number of Portfolio Holdings20
  Advisory Fee $82,881
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	96.0%
Money Market Funds	4.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.0%
Collateral for Securities Loaned	2.0%
Money Market Funds	2.1%
Fixed Income	13.0%
Equity	84.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	20.8%
Vanguard FTSE Developed Markets ETF	17.0%
SPDR Portfolio S&P 400 Mid Cap ETF	11.0%
SPDR Portfolio S&P 600 Small Cap ETF	6.1%
SPDR Portfolio S&P 500 Value ETF	5.0%
SPDR Portfolio S&P 500 Growth ETF	5.0%
iShares Global REIT ETF	4.0%
iShares MSCI Emerging Markets ex China ETF	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

TOPS Growth ETF Portfolio - Investor Class

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Moderate Growth ETF Portfolio

Class 1

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about TOPS Moderate Growth ETF Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$10	0.21%

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

TOPS Moderate Growth ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$17,597
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	TOPS Moderate Growth ETF Portfolio	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$10,041	$10,742
Jun-2016	$10,067	$11,171
Jun-2017	$11,239	$13,170
Jun-2018	$12,117	$15,064
Jun-2019	$12,680	$16,633
Jun-2020	$12,765	$17,881
Jun-2021	$16,340	$25,175
Jun-2022	$14,495	$22,503
Jun-2023	$15,816	$26,912
Jun-2024	$17,597	$33,521

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
TOPS Moderate Growth ETF Portfolio	4.89%	11.26%	6.77%	5.81%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$161,525,139
  Number of Portfolio Holdings23
  Advisory Fee $75,921
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	92.9%
Money Market Funds	7.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
65.2%
Fixed Income
33.1%
Collateral for Securities Loaned
5.7%
Money Market Funds
1.8%
Liabilities in Excess of Other Assets
-5.8%

Value	Value
Liabilities in Excess of Other Assets	-5.8%
Money Market Funds	1.8%
Collateral for Securities Loaned	5.7%
Fixed Income	33.1%
Equity	65.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	17.9%
Vanguard FTSE Developed Markets ETF	13.1%
SPDR Portfolio Short Term Corporate Bond ETF	9.0%
SPDR Portfolio S&P 400 Mid Cap ETF	8.0%
Vanguard Short-Term Inflation-Protected Securities ETF	6.0%
Xtrackers USD High Yield Corporate Bond ETF	5.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.0%
SPDR Portfolio S&P 600 Small Cap ETF	4.1%
iShares Global REIT ETF	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

TOPS Moderate Growth ETF Portfolio - Class 1

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Moderate Growth ETF Portfolio

Class 2

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about TOPS Moderate Growth ETF Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$23	0.46%

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

TOPS Moderate Growth ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$17,145
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	TOPS Moderate Growth ETF Portfolio	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,987	$10,742
Jun-2016	$10,003	$11,171
Jun-2017	$11,146	$13,170
Jun-2018	$11,978	$15,064
Jun-2019	$12,504	$16,633
Jun-2020	$12,559	$17,881
Jun-2021	$16,042	$25,175
Jun-2022	$14,189	$22,503
Jun-2023	$15,453	$26,912
Jun-2024	$17,145	$33,521

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
TOPS Moderate Growth ETF Portfolio	4.83%	10.94%	6.52%	5.54%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$161,525,139
  Number of Portfolio Holdings23
  Advisory Fee $75,921
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	92.9%
Money Market Funds	7.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.8%
Money Market Funds	1.8%
Collateral for Securities Loaned	5.7%
Fixed Income	33.1%
Equity	65.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	17.9%
Vanguard FTSE Developed Markets ETF	13.1%
SPDR Portfolio Short Term Corporate Bond ETF	9.0%
SPDR Portfolio S&P 400 Mid Cap ETF	8.0%
Vanguard Short-Term Inflation-Protected Securities ETF	6.0%
Xtrackers USD High Yield Corporate Bond ETF	5.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.0%
SPDR Portfolio S&P 600 Small Cap ETF	4.1%
iShares Global REIT ETF	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

TOPS Moderate Growth ETF Portfolio - Class 2

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Moderate Growth ETF Portfolio

Service Class

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about TOPS Moderate Growth ETF Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$25	0.51%

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

TOPS Moderate Growth ETF Portfolio
S&P 500® Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$20,203
$13,748
Apr-2019
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	TOPS Moderate Growth ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Jun-2019	$10,058	$10,024
Jun-2020	$10,094	$10,777
Jun-2021	$12,885	$15,173
Jun-2022	$11,387	$13,562
Jun-2023	$12,395	$16,220
Jun-2024	$13,748	$20,203

Average Annual Total Returns

	6 Months	1 Year	5 years	Since Inception (April 30, 2019)
TOPS Moderate Growth ETF Portfolio	4.77%	10.92%	6.45%	6.35%
S&P 500® Index	15.29%	24.56%	15.05%	14.58%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$161,525,139
  Number of Portfolio Holdings23
  Advisory Fee $75,921
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	92.9%
Money Market Funds	7.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.8%
Money Market Funds	1.8%
Collateral for Securities Loaned	5.7%
Fixed Income	33.1%
Equity	65.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	17.9%
Vanguard FTSE Developed Markets ETF	13.1%
SPDR Portfolio Short Term Corporate Bond ETF	9.0%
SPDR Portfolio S&P 400 Mid Cap ETF	8.0%
Vanguard Short-Term Inflation-Protected Securities ETF	6.0%
Xtrackers USD High Yield Corporate Bond ETF	5.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.0%
SPDR Portfolio S&P 600 Small Cap ETF	4.1%
iShares Global REIT ETF	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

TOPS Moderate Growth ETF Portfolio - Service Class

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Moderate Growth ETF Portfolio

Investor Class

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about TOPS Moderate Growth ETF Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$35	0.71%

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

TOPS Moderate Growth ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$30,424
$16,607
Jul-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	TOPS Moderate Growth ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$9,938	$10,139
Jun-2017	$10,971	$11,954
Jun-2018	$11,720	$13,672
Jun-2019	$12,262	$15,096
Jun-2020	$12,289	$16,229
Jun-2021	$15,645	$22,850
Jun-2022	$13,809	$20,424
Jun-2023	$14,999	$24,426
Jun-2024	$16,607	$30,424

Average Annual Total Returns

	6 Months	1 Year	5 years	Since Inception (July 22, 2015)
TOPS Moderate Growth ETF Portfolio	4.69%	10.72%	6.25%	5.84%
S&P 500® Index	15.29%	24.56%	15.05%	13.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$161,525,139
  Number of Portfolio Holdings23
  Advisory Fee $75,921
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	92.9%
Money Market Funds	7.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.8%
Money Market Funds	1.8%
Collateral for Securities Loaned	5.7%
Fixed Income	33.1%
Equity	65.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	17.9%
Vanguard FTSE Developed Markets ETF	13.1%
SPDR Portfolio Short Term Corporate Bond ETF	9.0%
SPDR Portfolio S&P 400 Mid Cap ETF	8.0%
Vanguard Short-Term Inflation-Protected Securities ETF	6.0%
Xtrackers USD High Yield Corporate Bond ETF	5.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.0%
SPDR Portfolio S&P 600 Small Cap ETF	4.1%
iShares Global REIT ETF	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

TOPS Moderate Growth ETF Portfolio - Investor Class

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Included Long Form Financial Statements

Semi-Annual Financial Statements

June 30, 2024

TOPS® Aggressive Growth ETF Portfolio
TOPS® Balanced ETF Portfolio
TOPS® Conservative ETF Portfolio
TOPS® Growth ETF Portfolio
TOPS® Moderate Growth ETF Portfolio

Each a series of the Northern Lights Variable Trust

Distributed by Northern Lights Distributors, LLC

Member FINRA

TOPS® Aggressive Growth ETF Portfolio
Schedule of Investments (Unaudited)
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 98.0%
167,953	FlexShares Global Upstream Natural Resources Index Fund	$6,741,633
293,061	iShares Global REIT ETF	6,813,668
143,381	iShares MSCI Emerging Markets ex China ETF	8,488,155
83,422	iShares MSCI USA Small-Cap Multifactor ETF	5,106,261
461,512	SPDR Portfolio S&P 400 Mid Cap ETF	23,675,565
83,561	SPDR Portfolio S&P 500 Growth ETF	6,695,743
138,415	SPDR Portfolio S&P 500 Value ETF	6,746,347
368,977	SPDR Portfolio S&P 600 Small Cap ETF	15,323,615
615,034	Vanguard FTSE Developed Markets ETF	30,394,980
231,842	Vanguard FTSE Emerging Markets ETF	10,145,406
83,722	Vanguard S&P 500 ETF	41,871,885
109,897	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	3,366,145
		165,369,403

	TOTAL EXCHANGE-TRADED FUNDS (Cost $142,880,218)	165,369,403

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.2%
	MONEY MARKET FUNDS - 2.2%
3,755,125	Invesco Government & Agency Portfolio, Institutional Class, 5.24% (Cost $3,755,125)(a)	3,755,125

	TOTAL INVESTMENTS - 100.2% (Cost $146,635,343)	$169,124,528
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(409,299)
	NET ASSETS - 100.0%	$168,715,229

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

S&P	- Standard & Poor’s

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2024.

See accompanying notes to financial statements.

TOPS® Balanced ETF Portfolio
Schedule of Investments (Unaudited)
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.9%
	EQUITY - 50.0%
81,237	FlexShares Global Upstream Natural Resources Index Fund	$3,260,853
189,691	iShares Global REIT ETF	4,410,316
37,120	iShares MSCI Emerging Markets ex China ETF	2,197,504
17,998	iShares MSCI USA Small-Cap Multifactor ETF	1,101,658
106,479	SPDR Portfolio S&P 400 Mid Cap ETF	5,462,373
26,999	SPDR Portfolio S&P 500 Growth ETF	2,163,430
155,982	SPDR Portfolio S&P 500 Value ETF	7,602,563
106,146	SPDR Portfolio S&P 600 Small Cap ETF	4,408,243
198,584	Vanguard FTSE Developed Markets ETF	9,814,021
74,669	Vanguard FTSE Emerging Markets ETF	3,267,515
19,445	Vanguard S&P 500 ETF	9,725,028
35,243	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	1,079,493
		54,492,997
	FIXED INCOME - 47.9%
80,811	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	8,656,474
70,555	SPDR Bloomberg Investment Grade Floating Rate ETF	2,176,622
256,350	SPDR Portfolio Short Term Corporate Bond ETF	7,613,595
137,182	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	3,262,188
55,959	Vanguard Intermediate-Term Treasury ETF	3,258,493
47,717	Vanguard Mortgage-Backed Securities ETF	2,166,352
269,153	Vanguard Short-Term Inflation-Protected Securities ETF	13,064,686
112,557	Vanguard Short-Term Treasury ETF	6,527,180
22,313	Vanguard Total International Bond ETF	1,085,974
122,505	Xtrackers USD High Yield Corporate Bond ETF(a)	4,344,027
		52,155,591

	TOTAL EXCHANGE-TRADED FUNDS (Cost $101,182,171)	106,648,588

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 10.1%
	COLLATERAL FOR SECURITIES LOANED - 8.0%
8,739,940	Federated Hermes Government Obligations Fund, Institutional Class, 5.23% (Cost $8,739,940)(b)	8,739,940

See accompanying notes to financial statements.

TOPS® Balanced ETF Portfolio
Schedule of Investments (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 10.1% (Continued)
	MONEY MARKET FUNDS - 2.1%
2,272,320	Invesco Government & Agency Portfolio, Institutional Class, 5.24% (Cost $2,272,320)(b)	$2,272,320

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,012,260)	11,012,260

	TOTAL INVESTMENTS - 108.0% (Cost $112,194,431)	$117,660,848
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.0)%	(8,687,141)
	NET ASSETS - 100.0%	$108,973,707

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

S&P	- Standard & Poor’s

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $12,750,363 at June 30, 2024. The loaned securities were secured with cash collateral of $8,739,940 and non-cash collateral of $4,289,997. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.

See accompanying notes to financial statements.

TOPS® Conservative ETF Portfolio
Schedule of Investments (Unaudited)
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.8%
	EQUITY - 30.0%
17,299	FlexShares Global Upstream Natural Resources Index Fund	$694,382
15,535	iShares Global REIT ETF	361,189
6,050	iShares MSCI Emerging Markets ex China ETF	358,160
5,830	iShares MSCI USA Small-Cap Multifactor ETF	356,854
27,592	SPDR Portfolio S&P 400 Mid Cap ETF	1,415,470
8,746	SPDR Portfolio S&P 500 Growth ETF	700,817
28,891	SPDR Portfolio S&P 500 Value ETF	1,408,147
8,595	SPDR Portfolio S&P 600 Small Cap ETF	356,950
42,884	Vanguard FTSE Developed Markets ETF	2,119,328
7,873	Vanguard FTSE Emerging Markets ETF	344,522
4,200	Vanguard S&P 500 ETF	2,100,546
11,368	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	348,202
		10,564,567
	FIXED INCOME - 67.8%
22,904	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,453,476
27,884	JP Morgan Ultra-Short Income ETF	1,407,305
34,282	SPDR Bloomberg Investment Grade Floating Rate ETF	1,057,600
142,549	SPDR Portfolio Short Term Corporate Bond ETF	4,233,706
29,624	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	704,459
30,279	Vanguard Intermediate-Term Treasury ETF	1,763,146
15,494	Vanguard Mortgage-Backed Securities ETF	703,428
116,247	Vanguard Short-Term Inflation-Protected Securities ETF	5,642,630
54,575	Vanguard Short-Term Treasury ETF	3,164,804
28,781	Vanguard Total International Bond ETF	1,400,771
39,651	Xtrackers USD High Yield Corporate Bond ETF(a)	1,406,024
		23,937,349

	TOTAL EXCHANGE-TRADED FUNDS (Cost $34,179,899)	34,501,916

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.2%
	COLLATERAL FOR SECURITIES LOANED - 0.0% (b)
1	Federated Hermes Government Obligations Fund, Institutional Class, 5.23% (Cost $1)(c)	1

See accompanying notes to financial statements.

TOPS® Conservative ETF Portfolio
Schedule of Investments (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.2% (Continued)
	MONEY MARKET FUNDS - 2.2%
761,641	Invesco Government & Agency Portfolio, Institutional Class, 5.24% (Cost $761,641)(c)	$761,641

	TOTAL SHORT-TERM INVESTMENTS (Cost $761,642)	761,642

	TOTAL INVESTMENTS - 100.0% (Cost $34,941,541)	$35,263,558
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(13,406)
	NET ASSETS - 100.0%	$35,250,152

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

S&P	- Standard & Poor’s

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $1,408,007 at June 30, 2024. The loaned securities were secured with cash collateral of $1 and non-cash collateral of $1,443,530. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2024.

See accompanying notes to financial statements.

TOPS® Growth ETF Portfolio
Schedule of Investments (Unaudited)
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.9%
	EQUITY - 84.9%
184,868	FlexShares Global Upstream Natural Resources Index Fund	$7,420,602
322,945	iShares Global REIT ETF	7,508,471
126,402	iShares MSCI Emerging Markets ex China ETF	7,482,998
61,286	iShares MSCI USA Small-Cap Multifactor ETF	3,751,316
399,090	SPDR Portfolio S&P 400 Mid Cap ETF	20,473,317
114,910	SPDR Portfolio S&P 500 Growth ETF	9,207,738
190,469	SPDR Portfolio S&P 500 Value ETF	9,283,459
271,068	SPDR Portfolio S&P 600 Small Cap ETF	11,257,454
639,313	Vanguard FTSE Developed Markets ETF	31,594,848
170,085	Vanguard FTSE Emerging Markets ETF	7,442,920
77,401	Vanguard S&P 500 ETF	38,710,563
121,102	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	3,709,354
		157,843,040
	FIXED INCOME - 13.0%
34,394	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	3,684,285
156,394	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	3,719,049
40,651	Vanguard Mortgage-Backed Securities ETF	1,845,555
114,760	Vanguard Short-Term Inflation-Protected Securities ETF	5,570,451
63,874	Vanguard Short-Term Treasury ETF	3,704,053
156,773	Xtrackers USD High Yield Corporate Bond ETF(a)	5,559,171
		24,082,564

	TOTAL EXCHANGE-TRADED FUNDS (Cost $158,532,143)	181,925,604

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 4.1%
	COLLATERAL FOR SECURITIES LOANED - 2.0%
3,652,000	Federated Hermes Government Obligations Fund, Institutional Class, 5.23% (Cost $3,652,000)(b)	3,652,000

	MONEY MARKET FUNDS - 2.1%
3,973,733	Invesco Government & Agency Portfolio, Institutional Class, 5.24% (Cost $3,973,733)(b)	3,973,733

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,625,733)	7,625,733

See accompanying notes to financial statements.

TOPS® Growth ETF Portfolio
Schedule of Investments (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	TOTAL INVESTMENTS - 102.0% (Cost $166,157,876)	$189,551,337
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0)%	(3,710,888)
	NET ASSETS - 100.0%	$185,840,449

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

S&P	- Standard & Poor’s

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $8,675,687 at June 30, 2024. The loaned securities were secured with cash collateral of $3,652,000 and non-cash collateral of $5,224,973. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.

See accompanying notes to financial statements.

TOPS® Moderate Growth ETF Portfolio
Schedule of Investments (Unaudited)
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.3%
	EQUITY - 65.2%
161,457	FlexShares Global Upstream Natural Resources Index Fund(a)	$6,480,884
281,077	iShares Global REIT ETF	6,535,040
54,919	iShares MSCI Emerging Markets ex China ETF	3,251,205
53,223	iShares MSCI USA Small-Cap Multifactor ETF	3,257,780
253,273	SPDR Portfolio S&P 400 Mid Cap ETF	12,992,905
40,244	SPDR Portfolio S&P 500 Growth ETF	3,224,752
99,648	SPDR Portfolio S&P 500 Value ETF	4,856,844
157,591	SPDR Portfolio S&P 600 Small Cap ETF	6,544,754
426,558	Vanguard FTSE Developed Markets ETF	21,080,496
148,403	Vanguard FTSE Emerging Markets ETF	6,494,115
57,883	Vanguard S&P 500 ETF	28,949,025
53,015	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	1,623,849
		105,291,649
	FIXED INCOME - 33.1%
75,149	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	8,049,961
491,295	SPDR Portfolio Short Term Corporate Bond ETF	14,591,462
136,326	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	3,241,832
27,804	Vanguard Intermediate-Term Treasury ETF	1,619,027
71,076	Vanguard Mortgage-Backed Securities ETF	3,226,850
200,599	Vanguard Short-Term Inflation-Protected Securities ETF	9,737,075
55,925	Vanguard Short-Term Treasury ETF	3,243,091
33,261	Vanguard Total International Bond ETF	1,618,813
228,259	Xtrackers USD High Yield Corporate Bond ETF(a)	8,094,064
		53,422,175

	TOTAL EXCHANGE-TRADED FUNDS (Cost $144,662,239)	158,713,824

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 7.5%
	COLLATERAL FOR SECURITIES LOANED - 5.7%
9,161,380	Federated Hermes Government Obligations Fund, Institutional Class, 5.23% (Cost $9,161,380)(b)	9,161,380

See accompanying notes to financial statements.

TOPS® Moderate Growth ETF Portfolio
Schedule of Investments (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 7.5% (Continued)
	MONEY MARKET FUNDS - 1.8%
2,944,193	Invesco Government & Agency Portfolio, Institutional Class, 5.24% (Cost $2,944,193)(b)	$2,944,193

	TOTAL SHORT-TERM INVESTMENTS (Cost $12,105,573)	12,105,573

	TOTAL INVESTMENTS - 105.8% (Cost $156,767,812)	$170,819,397
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.8)%	(9,294,258)
	NET ASSETS - 100.0%	$161,525,139

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

S&P	- Standard & Poor’s

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $12,584,352 at June 30, 2024. The loaned securities were secured with cash collateral of $9,161,380 and non-cash collateral of $3,696,945. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Assets and Liabilities (Unaudited)
June 30, 2024

	Aggressive		Balanced	Conservative
	Growth		ETF	ETF
	ETF Portfolio		Portfolio	Portfolio
Assets:
Investments in securities, at cost	$146,635,343		$112,194,431	$34,941,541
Investments in securities, at value (Securities on loan $0, 12,750,363 and $1,408,007, respectively)	$169,124,528		$117,660,848	$35,263,558
Receivable for Portfolio shares sold	494,078		66,915	1,035
Interest and dividends receivable	163,631		44,618	10,664
Total Assets	169,782,237		117,772,381	35,275,257
Liabilities:
Collateral on securities loaned	—		8,739,940	1
Payable for Portfolio shares redeemed	630,650		15,859	9,827
Payable for securities purchased	372,725		—	—
Accrued investment advisory fees	13,633		8,845	2,885
Accrued distribution (12b-1) fees	34,224		21,675	5,948
Accrued shareholder service fees	—		564	—
Payable to related parties and administrative service fees	15,776		11,791	6,444
Total Liabilities	1,067,008		8,798,674	25,105
Net Assets	$168,715,229		$108,973,707	$35,250,152

Components of Net Assets:
Paid-in capital	$140,326,110		$99,623,309	$33,527,399
Accumulated earnings	28,389,119		9,350,398	1,722,753
Net Assets	$168,715,229		$108,973,707	$35,250,152

Class 1 Shares:
Net assets	$4,130,715		$6,687,988	$11,766,272
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	201,713		461,019	912,854

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$20.48		$14.51	$12.89

Class 2 Shares:
Net assets	$159,689,772		$93,094,701	$17,756,622
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,929,952		6,718,407	1,394,395

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$20.14		$13.86	$12.73

Investor Class Shares:
Net assets	$4,894,719		$6,857,987	$5,727,243
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	225,831		464,812	438,298

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$21.67		$14.75	$13.07

Service Class Shares:
Net assets	$23		$2,333,031	$15
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1		168,661	1

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$20.14	(a)	$13.83	$12.73	(a)

(a)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Assets and Liabilities (Unaudited) (Continued)
June 30, 2024

	Growth		Moderate
	ETF		Growth
	Portfolio		ETF Portfolio
Assets:
Investments in securities, at cost	$166,157,876		$156,767,812
Investments in securities, at value (Securities on loan $8,675,687 and $12,584,352, respectively)	$189,551,337		$170,819,397
Receivable for securities sold	—		259,375
Receivable for Portfolio shares sold	139,432		4,164
Interest and dividends receivable	153,902		117,525
Total Assets	189,844,671		171,200,461
Liabilities:
Collateral on securities loaned	3,652,000		9,161,380
Payable for Portfolio shares redeemed	38,735		453,225
Payable for securities purchased	247,674		—
Accrued investment advisory fees	14,988		13,199
Accrued distribution (12b-1) fees	35,852		30,942
Accrued shareholder service fees	—		3,107
Payable to related parties and administrative service fees	14,973		13,469
Total Liabilities	4,004,222		9,675,322
Net Assets	$185,840,449		$161,525,139

Components of Net Assets:
Paid-in capital	$156,714,824		$139,448,109
Accumulated earnings	29,125,625		22,077,030
Net Assets	$185,840,449		$161,525,139

Class 1 Shares:
Net assets	$12,435,053		$12,000,907
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	628,033		787,820

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$19.80		$15.23

Class 2 Shares:
Net assets	$168,996,238		$122,340,010
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,769,912		8,412,978

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$19.27		$14.54

Investor Class Shares:
Net assets	$4,409,136		$14,541,163
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	208,260		904,972

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$21.17		$16.07

Service Class Shares:
Net assets	$22		$12,643,059
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1		871,660

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$19.27	(a)	$14.50

(a)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Operations (Unaudited)
For the Six Months Ended June 30, 2024

	Aggressive	Balanced	Conservative	Growth	Moderate
	Growth	ETF	ETF	ETF	Growth
	ETF Portfolio	Portfolio	Portfolio	Portfolio	ETF Portfolio
Investment Income:
Dividend income	$1,399,058	$1,236,381	$437,138	$1,710,610	$1,774,881
Interest income	87,244	57,484	18,953	95,848	86,049
Securities lending income	8,359	23,132	6,251	12,282	22,720
Total Investment Income	1,494,661	1,316,997	462,342	1,818,740	1,883,650
Expenses:
Investment advisory fees	76,355	51,477	17,025	82,881	75,921
Distribution fees (12b-1)
Class 2 Shares	180,757	109,417	21,006	187,855	144,088
Investor Shares	10,858	15,890	13,743	9,689	33,049
Shareholder service fees	—	3,162	—	—	18,273
Related parties and administrative service fees	81,055	56,426	21,974	87,496	80,536
Total Expenses	349,025	236,372	73,748	367,921	351,867
Net Investment Income	1,145,636	1,080,625	388,594	1,450,819	1,531,783

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on:
Investments	1,308,553	687,866	93,700	1,804,714	1,859,074
Net change in unrealized appreciation on:
Investments	8,068,591	1,697,338	497,209	7,170,276	3,846,091
Net Realized and Unrealized Gain on Investments	9,377,144	2,385,204	590,909	8,974,990	5,705,165
Net Increase in Net Assets Resulting from Operations	$10,522,780	$3,465,829	$979,503	$10,425,809	$7,236,948

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets

	Aggressive Growth ETF Portfolio			Balanced ETF Portfolio
	Six Months Ended			Six Months Ended
	June 30, 2024	Year Ended		June 30, 2024	Year Ended
	(Unaudited)	December 31, 2023		(Unaudited)	December 31, 2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$1,145,636	$2,246,807		$1,080,625	$2,348,298
Net realized gain on investments	1,308,553	1,391,984		687,866	207,444
Net change in unrealized appreciation on investments	8,068,591	15,044,777		1,697,338	6,939,959
Net increase in net assets resulting from operations	10,522,780	18,683,568		3,465,829	9,495,701
From Distributions to Shareholders:
Total Distributions Paid
Class 1	—	(53,341)		—	(229,635)
Class 2	—	(1,936,674)		—	(2,382,417)
Investor Class	—	(46,446)		—	(162,425)
Service Class	—	(0	) (a)	—	(54,878)
Total distributions to shareholders	—	(2,036,461)		—	(2,829,355)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	709,631	1,083,702		778,980	806,469
Class 2	20,133,179	34,847,880		7,211,537	20,094,356
Investor Class	740,798	1,466,952		920,171	2,415,426
Service Class	—	—		377,417	634,611
Reinvestment of distributions
Class 1	—	53,341		—	229,635
Class 2	—	1,936,675		—	2,382,416
Investor Class	—	46,445		—	162,425
Service Class	—	0	(a)	—	54,878
Cost of shares redeemed
Class 1	(132,805)	(2,405,841)		(1,762,079)	(2,451,184)
Class 2	(3,335,891)	(3,608,392)		(1,275,610)	(6,037,625)
Investor Class	(75,551)	(254,597)		(240,114)	(776,256)
Service Class	—	—		(24,128)	(41,980)
Net increase in net assets from share transactions of beneficial interest	18,039,361	33,166,165		5,986,174	17,473,171
Total Increase In Net Assets	28,562,141	49,813,272		9,452,003	24,139,517

Net Assets:
Beginning of period/year	140,153,088	90,339,816		99,521,704	75,382,187
End of period/year	$168,715,229	$140,153,088		$108,973,707	$99,521,704

(a)	Represents less than $1.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Aggressive Growth ETF Portfolio		Balanced ETF Portfolio
	Six Months Ended		Six Months Ended
	June 30, 2024	Year Ended	June 30, 2024	Year Ended
	(Unaudited)	December 31, 2023	(Unaudited)	December 31, 2023
SHARE ACTIVITY
Class 1
Shares Sold	36,361	62,060	55,342	59,799
Shares Reinvested	—	3,000	—	17,279
Shares Redeemed	(6,753)	(135,603)	(124,799)	(181,911)
Net increase (decrease) in shares of beneficial interest outstanding	29,608	(70,543)	(69,457)	(104,833)

Class 2
Shares Sold	1,031,913	1,996,639	530,032	1,550,751
Shares Reinvested	—	110,604	—	187,444
Shares Redeemed	(171,232)	(205,925)	(93,683)	(466,612)
Net increase in shares of beneficial interest outstanding	860,681	1,901,318	436,349	1,271,583

Investor Class
Shares Sold	35,244	78,379	63,340	176,187
Shares Reinvested	—	2,461	—	11,978
Shares Redeemed	(3,621)	(13,480)	(16,561)	(55,807)
Net increase in shares of beneficial interest outstanding	31,623	67,360	46,779	132,358

Service Class
Shares Sold	—	—	27,857	49,208
Shares Reinvested	—	0 (a)	—	4,325
Shares Redeemed	—	—	(1,762)	(3,259)
Net increase in shares of beneficial interest outstanding	—	0 (a)	26,095	50,274

(a)	Represents less than one share

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Conservative ETF Portfolio			Growth ETF Portfolio
	Six Months Ended			Six Months Ended
	June 30, 2024	Year Ended		June 30, 2024	Year Ended
	(Unaudited)	December 31, 2023		(Unaudited)	December 31, 2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$388,594	$904,883		$1,450,819	$2,750,810
Net realized gain on investments	93,700	178,237		1,804,714	181,266
Net change in unrealized appreciation on investments	497,209	1,569,938		7,170,276	16,274,550
Net increase in net assets resulting from operations	979,503	2,653,058		10,425,809	19,206,626
From Distributions to Shareholders:
Total Distributions Paid
Class 1	—	(537,794)		—	(249,625)
Class 2	—	(684,441)		—	(2,891,024)
Investor Class	—	(212,148)		—	(63,093)
Service Class	—	(0	) (a)	—	(0	) (a)
Total distributions to shareholders	—	(1,434,383)		—	(3,203,742)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	1,653,243	3,985,011		1,819,635	3,014,294
Class 2	1,994,099	6,121,184		24,936,120	32,610,762
Investor Class	513,688	1,175,679		749,259	1,666,943
Reinvestment of distributions
Class 1	—	537,793		—	249,625
Class 2	—	684,441		—	2,891,024
Investor Class	—	212,147		—	63,092
Service Class	—	1	(a)	—	0	(a)
Cost of shares redeemed
Class 1	(1,957,069)	(5,560,550)		(1,179,620)	(1,285,259)
Class 2	(925,483)	(2,097,594)		(2,960,813)	(4,430,173)
Investor Class	(171,901)	(314,124)		(88,291)	(449,376)
Net increase in net assets from share transactions of beneficial interest	1,106,577	4,743,988		23,276,290	34,330,932
Total Increase In Net Assets	2,086,080	5,962,663		33,702,099	50,333,816

Net Assets:
Beginning of period/year	33,164,072	27,201,409		152,138,350	101,804,534
End of period/year	$35,250,152	$33,164,072		$185,840,449	$152,138,350

(a)	Represents less than $1.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Conservative ETF Portfolio		Growth ETF Portfolio
	Six Months Ended		Six Months Ended
	June 30, 2024	Year Ended	June 30, 2024	Year Ended
	(Unaudited)	December 31, 2023	(Unaudited)	December 31, 2023
SHARE ACTIVITY
Class 1
Shares Sold	131,109	322,695	95,876	172,647
Shares Reinvested	—	44,816	—	14,355
Shares Redeemed	(154,963)	(451,641)	(62,526)	(73,928)
Net increase (decrease) in shares of beneficial interest outstanding	(23,854)	(84,130)	33,350	113,074

Class 2
Shares Sold	159,175	500,253	1,330,090	1,921,905
Shares Reinvested	—	57,613	—	170,562
Shares Redeemed	(73,791)	(171,520)	(157,710)	(260,170)
Net increase in shares of beneficial interest outstanding	85,384	386,346	1,172,380	1,832,297

Investor Class
Shares Sold	39,968	93,495	36,098	90,035
Shares Reinvested	—	17,375	—	3,383
Shares Redeemed	(13,330)	(25,073)	(4,350)	(24,212)
Net increase in shares of beneficial interest outstanding	26,638	85,797	31,748	69,206

Service Class
Shares Reinvested	—	0 (a)	—	0 (a)
Net increase in shares of beneficial interest outstanding	—	0 (a)	—	0 (a)

(a)	Represents less than one share.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2024	Year Ended
	(Unaudited)	December 31, 2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$1,531,783	$3,131,891
Net realized gain on investments	1,859,074	2,106,210
Net change in unrealized appreciation on investments	3,846,091	11,071,337
Net increase in net assets resulting from operations	7,236,948	16,309,438
From Distributions to Shareholders:
Total Distributions Paid
Class 1	—	(306,455)
Class 2	—	(2,935,620)
Investor Class	—	(285,867)
Service Class	—	(332,910)
Total distributions to shareholders	—	(3,860,852)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	2,061,657	3,584,341
Class 2	13,301,593	20,600,997
Investor Class	2,006,497	3,408,195
Service Class	460,972	890,988
Reinvestment of distributions
Class 1	—	306,455
Class 2	—	2,935,619
Investor Class	—	285,868
Service Class	—	332,910
Cost of shares redeemed
Class 1	(1,537,231)	(2,428,578)
Class 2	(4,059,392)	(13,139,593)
Investor Class	(312,347)	(1,077,170)
Service Class	(340,424)	(721,799)
Net increase in net assets from share transactions of beneficial interest	11,581,325	14,978,233
Total Increase In Net Assets	18,818,273	27,426,819

Net Assets:
Beginning of period/year	142,706,866	115,280,047
End of period/year	$161,525,139	$142,706,866

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2024	Year Ended
	(Unaudited)	December 31, 2023
SHARE ACTIVITY
Class 1
Shares Sold	137,883	259,003
Shares Reinvested	—	22,402
Shares Redeemed	(103,583)	(177,001)
Net increase in shares of beneficial interest outstanding	34,300	104,404

Class 2
Shares Sold	945,637	1,558,745
Shares Reinvested	—	224,436
Shares Redeemed	(286,465)	(993,269)
Net increase in shares of beneficial interest outstanding	659,172	789,912

Investor Class
Shares Sold	127,302	234,553
Shares Reinvested	—	19,742
Shares Redeemed	(19,963)	(73,820)
Net increase in shares of beneficial interest outstanding	107,339	180,475

Service Class
Shares Sold	32,484	66,949
Shares Reinvested	—	25,510
Shares Redeemed	(23,995)	(54,792)
Net increase in shares of beneficial interest outstanding	8,489	37,667

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of period/year	$19.10		$16.51	$19.88	$16.72	$15.18	$12.88
Income (loss) from investment operations:
Net investment income (a)(b)	0.18		0.35	0.32	0.35	0.24	0.33
Net realized and unrealized gain (loss) on investments	1.20		2.56	(3.44)	2.93	1.65	2.78
Total income (loss) from investment operations	1.38		2.91	(3.12)	3.28	1.89	3.11
Less distributions from:
Net investment income	—		(0.23)	(0.24)	(0.12)	(0.21)	(0.24)
Net realized gain	—		(0.09)	(0.01)	—	(0.14)	(0.57)
Total distributions	—		(0.32)	(0.25)	(0.12)	(0.35)	(0.81)
Net asset value, end of period/year	$20.48		$19.10	$16.51	$19.88	$16.72	$15.18
Total return (c)	7.23	% (e)	17.77%	(15.74)%	19.66%	12.92%	24.70%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$4,131		$3,287	$4,007	$4,517	$3,058	$2,199
Ratio of expenses to average net assets (d)	0.21	% (f)	0.21%	0.21%	0.22%	0.23%	0.25%
Ratio of net investment income to average net assets (b)(d)	1.74	% (f)	1.93%	1.87%	1.86%	1.68%	2.28%
Portfolio turnover rate	8	% (e)	10%	9%	9%	23%	46%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of period/year	$18.80		$16.28	$19.60	$16.52	$15.01	$12.75
Income (loss) from investment operations:
Net investment income (a)(b)	0.15		0.35	0.29	0.32	0.22	0.28
Net realized and unrealized gain (loss) on investments	1.19		2.46	(3.40)	2.87	1.61	2.76
Total income (loss) from investment operations	1.34		2.81	(3.11)	3.19	1.83	3.04
Less distributions from:
Net investment income	—		(0.20)	(0.20)	(0.11)	(0.18)	(0.21)
Net realized gain	—		(0.09)	(0.01)	—	(0.14)	(0.57)
Total distributions	—		(0.29)	(0.21)	(0.11)	(0.32)	(0.78)
Net asset value, end of period/year	$20.14		$18.80	$16.28	$19.60	$16.52	$15.01
Total return (c)	7.13	% (e)	17.37%	(15.88)%	19.31%	12.68%	24.37%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$159,690		$132,931	$84,109	$73,834	$33,897	$18,077
Ratio of expenses to average net assets (d)	0.46	% (f)	0.46%	0.46%	0.47%	0.48%	0.50%
Ratio of net investment income to average net assets (b)(d)	1.50	% (f)	2.01%	1.70%	1.73%	1.56%	1.99%
Portfolio turnover rate	8	% (e)	10%	9%	9%	23%	46%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of period/year	$20.26		$17.53	$21.10	$17.79	$16.18	$13.75
Income (loss) from investment operations:
Net investment income (a)(b)	0.13		0.33	0.25	0.33	0.19	0.38
Net realized and unrealized gain (loss) on investments	1.28		2.65	(3.65)	3.07	1.74	2.86
Total income (loss) from investment operations	1.41		2.98	(3.40)	3.40	1.93	3.24
Less distributions from:
Net investment income	—		(0.16)	(0.16)	(0.09)	(0.18)	(0.24)
Net realized gain	—		(0.09)	(0.01)	—	(0.14)	(0.57)
Total distributions	—		(0.25)	(0.17)	(0.09)	(0.32)	(0.81)
Net asset value, end of period/year	$21.67		$20.26	$17.53	$21.10	$17.79	$16.18
Total return (c)	6.96	% (e)	17.10%	(16.14)%	19.11%	12.34%	24.06%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$4,895		$3,935	$2,223	$2,275	$1,010	$624
Ratio of expenses to average net assets (d)	0.71	% (f)	0.71%	0.71%	0.72%	0.73%	0.75%
Ratio of net investment income to average net assets (b)(d)	1.28	% (f)	1.78%	1.38%	1.61%	1.26%	2.47%
Portfolio turnover rate	8	% (e)	10%	9%	9%	23%	46%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Service Class Shares
	Six Months Ended
	June 30, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019 (a)
Net asset value, beginning of period/year	$18.80		$16.28	$19.60	$16.52	$15.01	$14.76
Income (loss) from investment operations:
Net investment income (b)(c)	0.17		0.39	0.35	0.36	0.00 (h)	0.00	(h)
Net realized and unrealized gain (loss) on investments	1.17		2.42	(3.46)	2.83	1.83	1.03
Total income (loss) from investment operations	1.34		2.81	(3.11)	3.19	1.83	1.03
Less distributions from:
Net investment income	—		(0.20)	(0.20)	(0.11)	(0.18)	(0.21)
Net realized gain	—		(0.09)	(0.01)	—	(0.14)	(0.57)
Total distributions	—		(0.29)	(0.21)	(0.11)	(0.32)	(0.78)
Net asset value, end of period/year (d)	$20.14		$18.80	$16.28	$19.60	$16.52	$15.01
Total return (e)	7.13	% (i)	17.37%	(15.88)%	19.31%	12.68%	7.42%
Ratios and Supplemental Data:
Net assets, end of period/year (f)	$23		$21	$18	$21	$18	$16
Ratio of expenses to average net assets (g)	0.51	% (j)	0.51%	0.51%	0.52%	0.53%	0.55	% (j)
Ratio of net investment income to average net assets (c)(g)	1.76	% (j)	2.23%	2.03%	1.41%	1.06%	2.27	% (j)
Portfolio turnover rate	8	% (i)	10%	9%	9%	23%	46%

(a)	The Aggressive Growth ETF Portfolio Service Class Shares commenced operations on April 30, 2019.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	NAV does not recalculate due to rounding of net assets.

(e)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(f)	Rounded net assets, not truncated.

(g)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(h)	Amount represents less than $0.01

(i)	Not annualized.

(j)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2024		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020		December 31, 2019
Net asset value, beginning of period/year	$14.02		$12.96	$15.04	$13.81	$12.91		$11.53
Income (loss) from investment operations:
Net investment income (a)(b)	0.16		0.38	0.33	0.33	0.22		0.32
Net realized and unrealized gain (loss) on investments	0.33		1.12	(1.98)	1.04	0.87		1.53
Total income (loss) from investment operations	0.49		1.50	(1.65)	1.37	1.09		1.85
Less distributions from:
Net investment income	—		(0.27)	(0.23)	(0.14)	(0.19)		(0.22)
Net realized gain	—		(0.17)	(0.20)	—	(0.00	) (e)	(0.25)
Total distributions	—		(0.44)	(0.43)	(0.14)	(0.19)		(0.47)
Net asset value, end of period/year	$14.51		$14.02	$12.96	$15.04	$13.81		$12.91
Total return (c)	3.50	% (f)	11.75%	(10.99)%	9.97%	8.62%		16.26%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$6,688		$7,435	$8,234	$10,116	$8,045		$6,764
Ratio of expenses to average net assets (d)	0.21	% (g)	0.21%	0.21%	0.22%	0.21%		0.24%
Ratio of net investment income to average net assets (b)(d)	2.31	% (g)	2.83%	2.44%	2.23%	1.71%		2.56%
Portfolio turnover rate	6	% (f)	19%	12%	13%	23%		37%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Amount represents less than $0.01 per share.

(f)	Not annualized.

(g)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2024		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020		December 31, 2019
Net asset value, beginning of period/year	$13.40		$12.42	$14.43	$13.28	$12.43		$11.13
Income (loss) from investment operations:
Net investment income (a)(b)	0.17		0.35	0.31	0.29	0.19		0.28
Net realized and unrealized gain (loss) on investments	0.29		1.04	(1.92)	0.99	0.83		1.47
Total income (loss) from investment operations	0.46		1.39	(1.61)	1.28	1.02		1.75
Less distributions from:
Net investment income	—		(0.24)	(0.20)	(0.13)	(0.17)		(0.20)
Net realized gain	—		(0.17)	(0.20)	—	(0.00	) (e)	(0.25)
Total distributions	—		(0.41)	(0.40)	(0.13)	(0.17)		(0.45)
Net asset value, end of period/year	$13.86		$13.40	$12.42	$14.43	$13.28		$12.43
Total return (c)	3.43	% (f)	11.39%	(11.15)%	9.62%	8.40%		15.93%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$93,095		$84,205	$62,226	$55,173	$32,802		$18,536
Ratio of expenses to average net assets (d)	0.46	% (g)	0.46%	0.46%	0.47%	0.46%		0.49%
Ratio of net investment income to average net assets (b)(d)	2.10	% (g)	2.74%	2.34%	2.06%	1.55%		2.35%
Portfolio turnover rate	6	% (f)	19%	12%	13%	23%		37%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Amount represents less than $0.01 per share.

(f)	Not annualized.

(g)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2024		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020		December 31, 2019
Net asset value, beginning of period/year	$14.29		$13.22	$15.35	$14.13	$13.25		$11.87
Income (loss) from investment operations:
Net investment income (a)(b)	0.13		0.35	0.31	0.31	0.15		0.44
Net realized and unrealized gain (loss) on investments	0.33		1.10	(2.06)	1.01	0.90		1.41
Total income (loss) from investment operations	0.46		1.45	(1.75)	1.32	1.05		1.85
Less distributions from:
Net investment income	—		(0.21)	(0.18)	(0.10)	(0.17)		(0.22)
Net realized gain	—		(0.17)	(0.20)	—	(0.00	) (e)	(0.25)
Total distributions	—		(0.38)	(0.38)	(0.10)	(0.17)		(0.47)
Net asset value, end of period/year	$14.75		$14.29	$13.22	$15.35	$14.13		$13.25
Total return (c)	3.22	% (f)	11.17%	(11.41)%	9.34%	8.09%		15.78%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$6,858		$5,974	$3,777	$2,288	$1,044		$1,017
Ratio of expenses to average net assets (d)	0.71	% (g)	0.71%	0.71%	0.72%	0.72%		0.74%
Ratio of net investment income to average net assets (b)(d)	1.86	% (g)	2.57%	2.26%	2.09%	1.18%		3.35%
Portfolio turnover rate	6	% (f)	19%	12%	13%	23%		37%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Amount represents less than $0.01 per share.

(f)	Not Annualized.

(g)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Service Class Shares
	Six Months Ended
	June 30, 2024		Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	(Unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020		December 31, 2019 (a)
Net asset value, beginning of period/year	$13.38		$12.41	$14.43	$13.28	$12.43		$12.16
Income (loss) from investment operations:
Net investment income (b)(c)	0.14		0.36	0.33	0.42	0.00	(g)	0.00	(g)
Net realized and unrealized gain (loss) on investments	0.31		1.02	(1.95)	0.85	1.02		0.72
Total income (loss) from investment operations	0.45		1.38	(1.62)	1.27	1.02		0.72
Less distributions from:
Net investment income	—		(0.24)	(0.20)	(0.12)	(0.17)		(0.20)
Net realized gain	—		(0.17)	(0.20)	—	(0.00	) (g)	(0.25)
Total distributions	—		(0.41)	(0.40)	(0.12)	(0.17)		(0.45)
Net asset value, end of period/year	$13.83		$13.38	$12.41	$14.43	$13.28	(h)	$12.43	(h)
Total return (d)	3.36	% (i)	11.32%	(11.22)%	9.62%	8.40%		6.18%
Ratios and Supplemental Data:
Net assets, end of period/year (e)	$2,333,031		$1,908,105	$1,145,101	$469,051	$14		$13
Ratio of expenses to average net assets (f)	0.51	% (j)	0.51%	0.51%	0.52%	0.52%		0.54	% (j)
Ratio of net investment income to average net assets (c)(f)	2.08	% (j)	2.78%	2.60%	2.95%	0.98%		3.15	% (j)
Portfolio turnover rate	6	% (i)	19%	12%	13%	23%		37%

(a)	The Balanced ETF Portfolio Service Class Shares commenced operations on April 30, 2019.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Rounded net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Amount represents less than $0.01 per share.

(h)	NAV does not recalculate due to rounding of net assets.

(i)	Not annualized

(j)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of period/year	$12.52		$12.01	$13.63	$12.89	$12.26	$11.28
Income (loss) from investment operations:
Net investment income (a)(b)	0.16		0.40	0.32	0.28	0.19	0.29
Net realized and unrealized gain (loss) on investments	0.21		0.71	(1.49)	0.59	0.68	1.06
Total income (loss) from investment operations	0.37		1.11	(1.17)	0.87	0.87	1.35
Less distributions from:
Net investment income	—		(0.28)	(0.25)	(0.13)	(0.22)	(0.24)
Net realized gain	—		(0.32)	(0.20)	—	(0.02)	(0.13)
Total distributions	—		(0.60)	(0.45)	(0.13)	(0.24)	(0.37)
Net asset value, end of period/year	$12.89		$12.52	$12.01	$13.63	$12.89	$12.26
Total return (c)	2.96	% (e)	9.48%	(8.60)%	6.74%	7.23%	12.03%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$11,766		$11,723	$12,255	$15,125	$11,103	$9,525
Ratio of expenses to average net assets (d)	0.23	% (f)	0.23%	0.24%	0.24%	0.25%	0.28%
Ratio of net investment income to average net assets (b)(d)	2.48	% (f)	3.16%	2.46%	2.12%	1.60%	2.43%
Portfolio turnover rate	5	% (e)	22%	35%	8%	28%	28%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of period/year	$12.38		$11.89	$13.51	$12.79	$12.17	$11.21
Income (loss) from investment operations:
Net investment income (a)(b)	0.14		0.38	0.31	0.24	0.17	0.27
Net realized and unrealized gain (loss) on investments	0.21		0.69	(1.50)	0.58	0.67	1.03
Total income (loss) from investment operations	0.35		1.07	(1.19)	0.82	0.84	1.30
Less distributions from:
Net investment income	—		(0.26)	(0.23)	(0.10)	(0.20)	(0.21)
Net realized gain	—		(0.32)	(0.20)	—	(0.02)	(0.13)
Total distributions	—		(0.58)	(0.43)	(0.10)	(0.22)	(0.34)
Net asset value, end of period/year	$12.73		$12.38	$11.89	$13.51	$12.79	$12.17
Total return (c)	2.83	% (e)	9.19%	(8.85)%	6.45%	7.04%	11.70%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$17,757		$16,205	$10,969	$8,605	$6,662	$4,618
Ratio of expenses to average net assets (d)	0.48	% (f)	0.48%	0.49%	0.49%	0.50%	0.53%
Ratio of net investment income to average net assets (b)(d)	2.24	% (f)	3.07%	2.44%	1.83%	1.36%	2.27%
Portfolio turnover rate	5	% (e)	22%	35%	8%	28%	28%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of period/year	$12.72		$12.20	$13.84	$13.14	$12.54	$11.60
Income (loss) from investment operations:
Net investment income (a)(b)	0.13		0.35	0.22	0.27	0.19	0.34
Net realized and unrealized gain (loss) on investments	0.22		0.72	(1.48)	0.55	0.64	0.97
Total income (loss) from investment operations	0.35		1.07	(1.26)	0.82	0.83	1.31
Less distributions from:
Net investment income	—		(0.23)	(0.18)	(0.12)	(0.21)	(0.24)
Net realized gain	—		(0.32)	(0.20)	—	(0.02)	(0.13)
Total distributions	—		(0.55)	(0.38)	(0.12)	(0.23)	(0.37)
Net asset value, end of period/year	$13.07		$12.72	$12.20	$13.84	$13.14	$12.54
Total return (c)	2.75	% (e)	8.96%	(9.12)%	6.27%	6.68%	11.35%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$5,727		$5,236	$3,977	$5,811	$880	$295
Ratio of expenses to average net assets (d)	0.73	% (f)	0.73%	0.74%	0.74%	0.75%	0.78%
Ratio of net investment income to average net assets (b)(d)	2.00	% (f)	2.79%	1.73%	1.97%	1.52%	2.75%
Portfolio turnover rate	5	% (e)	22%	35%	8%	28%	28%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Service Class Shares
	Six Months Ended
	June 30, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019 (a)
Net asset value, beginning of period/year	$12.38		$11.89	$13.51	$12.79	$12.17	$11.93
Income (loss) from investment operations:
Net investment income (b)(c)	0.17		0.39	0.33	0.30	0.00 (h)	0.00	(h)
Net realized and unrealized gain (loss) on investments	0.18		0.68	(1.52)	0.52	0.84	0.58
Total income (loss) from investment operations	0.35		1.07	(1.19)	0.82	0.84	0.58
Less distributions from:
Net investment income	—		(0.26)	(0.23)	(0.10)	(0.20)	(0.21)
Net realized gain	—		(0.32)	(0.20)	—	(0.02)	(0.13)
Total distributions	—		(0.58)	(0.43)	(0.10)	(0.22)	(0.34)
Net asset value, end of period/year (d)	$12.73		$12.38	$11.89	$13.51	$12.79	$12.17
Total return (e)	2.83	% (i)	9.19%	(8.85)%	6.45%	7.04%	4.94%
Ratios and Supplemental Data:
Net assets, end of period/year (f)	$15		$14	$13	$14	$13	$13
Ratio of expenses to average net assets (g)	0.53	% (j)	0.53%	0.54%	0.54%	0.55%	0.58	% (i)
Ratio of net investment income to average net assets (c)(g)	2.66	% (j)	3.18%	2.63%	1.77%	1.32%	2.55	% (i)
Portfolio turnover rate	5	% (i)	22%	35%	8%	28%	28%

(a)	The Conservative ETF Portfolio Service Class Shares commenced operations on April 30, 2019.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	NAV does not recalculate due to rounding of net assets.

(e)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(f)	Rounded net assets, not truncated.

(g)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(h)	Amount represents less than $0.01 per

(i)	Not annualized

(j)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of period/year	$18.58		$16.36	$19.56	$16.88	$15.43	$13.29
Income (loss) from investment operations:
Net investment income (a)(b)	0.18		0.42	0.37	0.40	0.25	0.37
Net realized and unrealized gain (loss) on investments	1.04		2.23	(3.21)	2.44	1.53	2.54
Total income (loss) from investment operations	1.22		2.65	(2.84)	2.84	1.78	2.91
Less distributions from:
Net investment income	—		(0.25)	(0.26)	(0.16)	(0.24)	(0.26)
Net realized gain	—		(0.18)	(0.10)	—	(0.09)	(0.51)
Total distributions	—		(0.43)	(0.36)	(0.16)	(0.33)	(0.77)
Net asset value, end of period/year	$19.80		$18.58	$16.36	$19.56	$16.88	$15.43
Total return (c)	6.57	% (e)	16.41%	(14.55)%	16.89%	11.92%	22.36%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$12,435		$11,051	$7,881	$7,336	$5,487	$4,834
Ratio of expenses to average net assets (d)	0.21	% (f)	0.21%	0.21%	0.21%	0.22%	0.23%
Ratio of net investment income to average net assets (b)(d)	1.95	% (f)	2.44%	2.16%	2.13%	1.72%	2.47%
Portfolio turnover rate	7	% (e)	9%	11%	10%	27%	49%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2024		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2023	December 31, 2022		December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of period/year	$18.11		$15.96	$19.10		$16.52	$15.14	$13.06
Income (loss) from investment operations:
Net investment income (a)(b)	0.16		0.39	0.32		0.35	0.23	0.33
Net realized and unrealized gain (loss) on investments	1.00		2.16	(3.13)		2.37	1.48	2.50
Total income (loss) from investment operations	1.16		2.55	(2.81)		2.72	1.71	2.83
Less distributions from:
Net investment income	—		(0.22)	(0.23)		(0.14)	(0.24)	(0.24)
Net realized gain	—		(0.18)	(0.10)		—	(0.09)	(0.51)
Total distributions	—		(0.40)	(0.33)		(0.14)	(0.33)	(0.75)
Net asset value, end of period/year	$19.27		$18.11	$15.96		$19.10	$16.52	$15.14
Total return (c)	6.41	% (f)	16.09%	(14.76	)% (e)	16.52%	11.67%	22.07%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$168,996		$137,572	$92,042		$79,054	$47,067	$29,405
Ratio of expenses to average net assets (d)	0.46	% (g)	0.46%	0.46%		0.46%	0.47%	0.48%
Ratio of net investment income to average net assets (b)(d)	1.74	% (g)	2.21%	1.92%		1.92%	1.59%	2.25%
Portfolio turnover rate	7	% (f)	9%	11%		10%	27%	49%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Not annualized.

(g)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of period/year	$19.92		$17.54	$20.95	$18.10	$16.49	$14.23
Income (loss) from investment operations:
Net investment income (a)(b)	0.15		0.40	0.29	0.42	0.17	0.34
Net realized and unrealized gain (loss) on investments	1.10		2.35	(3.42)	2.53	1.66	2.69
Total income (loss) from investment operations	1.25		2.75	(3.13)	2.95	1.83	3.03
Less distributions from:
Net investment income	—		(0.19)	(0.18)	(0.10)	(0.13)	(0.26)
Net realized gain	—		(0.18)	(0.10)	—	(0.09)	(0.51)
Total distributions	—		(0.37)	(0.28)	(0.10)	(0.22)	(0.77)
Net asset value, end of period/year	$21.17		$19.92	$17.54	$20.95	$18.10	$16.49
Total return (c)	6.28	% (e)	15.81%	(14.95)%	16.30%	11.36%	21.72%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$4,409		$3,516	$1,882	$2,060	$694	$1,044
Ratio of expenses to average net assets (d)	0.71	% (f)	0.71%	0.71%	0.71%	0.72%	0.73%
Ratio of net investment income to average net assets (b)(d)	1.49	% (f)	2.07%	1.55%	2.06%	1.12%	2.14%
Portfolio turnover rate	7	% (e)	9%	11%	10%	27%	49%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Service Class Shares
	Six Months Ended
	June 30, 2024		Year Ended	Year Ended		Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2023	December 31, 2022		December 31, 2021	December 31, 2020	December 31, 2019 (a)
Net asset value, beginning of period/year	$18.11		$15.96	$19.10		$16.52	$15.14	$14.88
Income (loss) from investment operations:
Net investment income (b)(c)	0.19		0.43	0.39		0.39	0.00 (h)	0.00	(h)
Net realized and unrealized gain (loss) on investments	0.97		2.12	(3.20)		2.33	1.71	1.01
Total income (loss) from investment operations	1.16		2.55	(2.81)		2.72	1.71	1.01
Less distributions from:
Net investment income	—		(0.22)	(0.23)		(0.14)	(0.24)	(0.24)
Net realized gain	—		(0.18)	(0.10)		—	(0.09)	(0.51)
Total distributions	—		(0.40)	(0.33)		(0.14)	(0.33)	(0.75)
Net asset value, end of period/year (d)	$19.27		$18.11	$15.96		$19.10	$16.52	$15.14
Total return (e)	6.41	% (j)	16.09%	(14.76	)% (i)	16.52%	11.67%	7.16%
Ratios and Supplemental Data:
Net assets, end of period/year (f)	$22		$20	$18		$21	$18	$16
Ratio of expenses to average net assets (g)	0.51	% (k)	0.51%	0.51%		0.51%	0.52%	0.53	% (k)
Ratio of net investment income to average net assets (c)(g)	2.00	% (k)	2.54%	2.29%		1.86%	0.92%	1.94	% (k)
Portfolio turnover rate	7	% (j)	9%	11%		10%	27%	49%

(a)	The Growth ETF Portfolio Service Class Shares commenced operations on April 30, 2019.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	NAV does not recalculate due to rounding of net assets.

(e)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(f)	Rounded net assets, not truncated.

(g)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(h)	Amount represents less than $0.01 per

(i)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(j)	Not annualized.

(k)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of period/year	$14.52		$13.16	$15.51	$13.87	$12.74	$11.13
Income (loss) from investment operations:
Net investment income (a)(b)	0.17		0.39	0.32	0.32	0.22	0.32
Net realized and unrealized gain (loss) on investments	0.54		1.40	(2.27)	1.49	1.13	1.79
Total income (loss) from investment operations	0.71		1.79	(1.95)	1.81	1.35	2.11
Less distributions from:
Net investment income	—		(0.26)	(0.23)	(0.17)	(0.20)	(0.22)
Net realized gain	—		(0.17)	(0.17)	—	(0.02)	(0.28)
Total distributions	—		(0.43)	(0.40)	(0.17)	(0.22)	(0.50)
Net asset value, end of period/year	$15.23		$14.52	$13.16	$15.51	$13.87	$12.74
Total return (c)	4.89	% (e)	13.81%	(12.66)%	13.12%	10.83%	19.14%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$12,001		$10,938	$8,544	$9,750	$8,334	$8,793
Ratio of expenses to average net assets (d)	0.21	% (f)	0.21%	0.21%	0.21%	0.20%	0.23%
Ratio of net investment income to average net assets (b)(d)	2.26	% (f)	2.80%	2.29%	2.14%	1.77%	2.64%
Portfolio turnover rate	7	% (e)	18%	11%	12%	27%	39%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of period/year	$13.87		$12.60	$14.88	$13.33	$12.26	$10.73
Income (loss) from investment operations:
Net investment income (a)(b)	0.14		0.34	0.28	0.28	0.20	0.29
Net realized and unrealized gain (loss) on investments	0.53		1.33	(2.19)	1.42	1.07	1.72
Total income (loss) from investment operations	0.67		1.67	(1.91)	1.70	1.27	2.01
Less distributions from:
Net investment income	—		(0.23)	(0.20)	(0.15)	(0.18)	(0.20)
Net realized gain	—		(0.17)	(0.17)	—	(0.02)	(0.28)
Total distributions	—		(0.40)	(0.37)	(0.15)	(0.20)	(0.48)
Net asset value, end of period/year	$14.54		$13.87	$12.60	$14.88	$13.33	$12.26
Total return (c)	4.83	% (e)	13.47%	(12.90)%	12.82%	10.60%	18.91%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$122,340		$107,578	$87,770	$75,899	$51,819	$31,364
Ratio of expenses to average net assets (d)	0.46	% (f)	0.46%	0.46%	0.46%	0.45%	0.48%
Ratio of net investment income to average net assets (b)(d)	2.02	% (f)	2.54%	2.14%	1.97%	1.66%	2.48%
Portfolio turnover rate	7	% (e)	18%	11%	12%	27%	39%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of period/year	$15.35		$13.91	$16.40	$14.69	$13.54	$11.86
Income (loss) from investment operations:
Net investment income (a)(b)	0.14		0.34	0.34	0.33	0.17	0.49
Net realized and unrealized gain (loss) on investments	0.58		1.47	(2.48)	1.51	1.19	1.68
Total income (loss) from investment operations	0.72		1.81	(2.14)	1.84	1.36	2.17
Less distributions from:
Net investment income	—		(0.20)	(0.18)	(0.13)	(0.19)	(0.21)
Net realized gain	—		(0.17)	(0.17)	—	(0.02)	(0.28)
Total distributions	—		(0.37)	(0.35)	(0.13)	(0.21)	(0.49)
Net asset value, end of period/year	$16.07		$15.35	$13.91	$16.40	$14.69	$13.54
Total return (c)	4.69	% (e)	13.21%	(13.07)%	12.57%	10.24%	18.52%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$14,541		$12,243	$8,585	$848	$323	$237
Ratio of expenses to average net assets (d)	0.71	% (f)	0.71%	0.71%	0.71%	0.70%	0.73%
Ratio of net investment income to average net assets (b)(d)	1.79	% (f)	2.35%	2.34%	2.07%	1.33%	3.75%
Portfolio turnover rate	7	% (e)	18%	11%	12%	27%	39%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Service Class Shares
	Six Months Ended
	June 30, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019 (a)
Net asset value, beginning of period/year	$13.84		$12.58	$14.84	$13.28	$12.24	$11.97
Income (loss) from investment operations:
Net investment income (b)(c)	0.13		0.32	0.27	0.26	0.17	0.36
Net realized and unrealized gain (loss) on investments	0.53		1.33	(2.17)	1.43	1.08	0.40
Total income (loss) from investment operations	0.66		1.65	(1.90)	1.69	1.25	0.76
Less distributions from:
Net investment income	—		(0.22)	(0.19)	(0.13)	(0.19)	(0.21)
Net realized gain	—		(0.17)	(0.17)	—	(0.02)	(0.28)
Total distributions	—		(0.39)	(0.36)	(0.13)	(0.21)	(0.49)
Net asset value, end of period/year	$14.50		$13.84	$12.58	$14.84	$13.28	$12.24
Total return (d)	4.77	% (f)	13.36%	(12.86)%	12.80%	10.48%	6.60%
Ratios and Supplemental Data:
Net assets, end of period/yea (in 000’s)	$12,643		$11,948	$10,381	$12,425	$11,834	$11,619
Ratio of expenses to average net assets (e)	0.51	% (g)	0.51%	0.51%	0.51%	0.50%	0.53	% (g)
Ratio of net investment income to average net assets (c)(e)	1.95	% (g)	2.45%	1.97%	1.78%	1.48%	4.45	% (g)
Portfolio turnover rate	7	% (f)	18%	11%	12%	27%	39%

(a)	The Moderate Growth ETF Portfolio Service Class Shares commenced operations on April 30, 2019.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Not annualized.

(g)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Notes to Financial Statements (Unaudited)
June 30, 2024

1.	ORGANIZATION

The TOPS® ETF Portfolios (each a “Portfolio”, collectively the “Portfolios”) are comprised of five different actively managed portfolios. Each Portfolio is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized on November 2, 2005 under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of each Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses. The TOPS® ETF Portfolios are “fund of funds”, in that the Portfolios will generally invest in other investment companies. The investment objective of each Portfolio is as follows:

Portfolio	Primary Objective

Aggressive Growth ETF Portfolio	Capital appreciation.

Balanced ETF Portfolio	Income and capital appreciation.

Conservative ETF Portfolio	Preserve capital and provide moderate income and moderate capital appreciation.

Growth ETF Portfolio	Capital appreciation.

Moderate Growth ETF Portfolio	Capital appreciation.

The Portfolios currently offer four classes of shares: Class 1 Shares, Class 2 Shares, Investor Class Shares and Service Class Shares. Each class of shares of the Portfolios has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Portfolios’ share classes differ in the fees and expenses charged to shareholders. The Portfolios’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies”, including Accounting Standards Update 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Funds of Funds – The Portfolios may invest in portfolios of open-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the boards of directors or trustees of the open-end investment companies.

TOPS® ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2024

The Portfolios may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolios’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

TOPS® ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2024

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2024 for each Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$165,369,404	$—	$—	$165,369,404
Short-Term Investments	3,755,125	—	—	3,755,125
Total	$169,124,529	$—	$—	$169,124,529

Balanced ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$106,648,588	$—	$—	$106,648,588
Short-Term Investments	11,012,260	—	—	11,012,260
Total	$117,660,848	$—	$—	$117,660,848

Conservative ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$34,501,916	$—	$—	$34,501,916
Short-Term Investments	761,642	—	—	761,642
Total	$35,263,558	$—	$—	$35,263,558

Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$181,925,604	$—	$—	$181,925,604
Short-Term Investments	7,625,733	—	—	7,625,733
Total	$189,551,337	$—	$—	$189,551,337

Moderate Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$158,713,824	$—	$—	$158,713,824
Short-Term Investments	12,105,573	—	—	12,105,573
Total	$170,819,397	$—	$—	$170,819,397

The Portfolios did not hold any Level 2 or 3 securities during the six months period ended June 30, 2024.

*	Refer to the Schedules of Investments for security classifications.

TOPS® ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2024

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Federal Income Tax – It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Portfolios’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2021 through December 31, 2023 or expected to be taken in the Portfolios’ December 31, 2024 year-end tax returns. Each Portfolio identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Portfolio makes significant investments. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. Each ETF like a mutual fund is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio. Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties which provide general indemnities. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

Security Loans – The Portfolios have entered into a securities lending arrangement with The Bank of New York Mellon (the “Borrower”). Under the terms of the agreement, the Portfolios are authorized to loan securities to the Borrower. In exchange, the Portfolios receive cash and securities as collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Schedules of Investments. Securities received as collateral are U.S. government securities; securities received as collateral, if any, are not recognized as portfolios assets. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them.

TOPS® ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2024

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Portfolio. Each Portfolio has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Portfolio is indemnified for such losses by the security lending agreement. Should the Borrower fail financially, the Portfolios have the right to repurchase the securities using the collateral in the open market.

The following table is a summary of the Portfolios’ securities loaned and related collateral which are subject to a netting agreement as of June 30, 2024:

				Gross Amounts Not Offset in the
				Statement of Assets & Liabilities *
			Net Amounts of
		Gross Amounts	Assets
		Offset in the	Presented in the
	Gross Amounts	Statements of	Statements of	Financial
	of Recognized	Assets &	Assets &	Instruments	Cash Collateral	Net Amount of
Assets:	Assets	Liabilities	Liabilities	Received	Received	Assets
Balanced ETF Portfolio
Description:
Securities Loaned	$12,750,363	$—	$12,750,363	$4,289,997	$8,460,366	$—
Total	$12,750,363	$—	$12,750,363	$4,289,997	$8,460,366	$—

Conservative ETF Portfolio
Description:
Securities Loaned	$1,408,007	$—	$1,408,007	$1,443,530	$—	$35,523
Total	$1,408,007	$—	$1,408,007	$1,443,530	$—	$35,523

Growth ETF Portfolio
Description:
Securities Loaned	$8,675,687	$—	$8,675,687	$5,224,973	$3,450,714	$—
Total	$8,675,687	$—	$8,675,687	$5,224,973	$3,450,714	$—

Moderate Growth ETF Portfolio
Description:
Securities Loaned	$12,584,352	$—	$12,584,352	$3,696,945	$8,887,407	$—
Total	$12,584,352	$—	$12,584,352	$3,696,945	$8,887,407	$—

*	The amount is limited to the securities loaned asset balance and accordingly, does not include excess collateral pledged.

TOPS® ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2024

The following table breaks out the holdings received as collateral as of June 30, 2024:

Securities Lending Transactions
Overnight and Continuous
Balanced ETF Portfolio
Federated Hermes Government Obligations Fund, Institutional Class	$8,739,940

Conservative ETF Portfolio
Federated Hermes Government Obligations Fund, Institutional Class	$1

Growth ETF Portfolio
Federated Hermes Government Obligations Fund, Institutional Class	$3,652,000

Moderate Growth ETF Portfolio
Federated Hermes Government Obligations Fund, Institutional Class	$9,161,380

The fair value of the securities loaned for the Balanced ETF Portfolio, Conservative ETF Portfolio, Growth ETF Portfolio and Moderate Growth ETF Portfolio totaled $12,750,363, $1,408,007, $8,675,687 and $12,584,352, as of June 30, 2024, respectively. The securities loaned are noted in the Schedules of Investments. The fair value of the “collateral for securities loaned” on each Schedule of Investments includes only cash collateral received and reinvested that totaled $8,739,940, $1, $3,652,000 and $9,161,380 for the Balanced ETF Portfolio, Conservative ETF Portfolio, Growth ETF Portfolio and Moderate Growth ETF Portfolio as of June 30, 2024, respectively. This amount is offset by a liability recorded as “Collateral on securities loaned.” At June 30, 2024, the Balanced ETF Portfolio, Conservative ETF Portfolio, Growth ETF Portfolio and Moderate Growth ETF Portfolio received non-cash collateral of $4,289,997, $1,443,530, $5,224,973 and $3,696,945, respectively. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of a Portfolio at the Portfolio’s custodian. A Portfolio cannot pledge or resell the collateral. The Aggressive Growth ETF Portfolio did not have any securities on loan as of June 30, 2024.

3.	INVESTMENT TRANSACTIONS

For the six months period ended June 30, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales
Aggressive Growth ETF Portfolio	$30,065,049	$11,413,884
Balanced ETF Portfolio	12,654,644	6,086,697
Conservative ETF Portfolio	3,186,750	1,739,723
Growth ETF Portfolio	35,827,800	11,695,290
Moderate Growth ETF Portfolio	23,361,726	10,114,992

TOPS® ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2024

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

ValMark Advisers, Inc. serves as the Portfolios’ investment advisor (the “Advisor”). The Advisor has engaged Milliman Financial Risk Management LLC as the Portfolios’ sub-advsior (the “Sub-Advisor”). Pursuant to an advisory agreement with the Trust, on behalf of the Portfolios, the Advisor, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.10% of each Portfolio’s average daily net assets. For the six months period ended June 30, 2024, the Portfolios paid the following in advisory fees.

Fund	Advisory Fees
Aggressive Growth ETF Portfolio	$76,355
Balanced ETF Portfolio	51,477
Conservative ETF Portfolio	17,025
Growth ETF Portfolio	82,881
Moderate Growth ETF Portfolio	75,921

The Trust, on behalf of the Portfolios, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (“12b-1 Plan” or “Plan”) for each of Class 2 shares and Investor Class shares. The fee is calculated at an annual rate of 0.25% and 0.50% of the average daily net assets attributable to each Portfolio’s Class 2 shares and Investor Class shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of each Portfolio’s shareholder accounts, not otherwise required to be provided by the Advisor. For the six months period ended June 30, 2024, the Portfolios paid the following in distribution fees under the Plan.

Fund	Distribution Fees
Aggressive Growth ETF Portfolio	$191,615
Balanced ETF Portfolio	125,307
Conservative ETF Portfolio	34,749
Growth ETF Portfolio	197,544
Moderate Growth ETF Portfolio	177,137

Service Class shares also include shareholder servicing and administrative fees for Balanced ETF Portfolio and Moderate Growth ETF Portfolio Fund in the amounts of $3,162 and $18,273, respectively.

In addition, certain affiliates of the Distributor provide services to the Portfolios as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the terms of an administrative servicing agreement with UFS, each Portfolio pays to UFS a monthly fee for all operating expenses of the Portfolio, which is calculated by each Portfolio on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expenses, Trustees Fees and Custody Fees.

For the six months period ended June 30, 2024, the Trustees received fees in the amount of $9,791 on behalf of each Portfolio.

The approved entities may be affiliates of UFS and the Distributor. Certain Officers of the Trust are also Officers of UFS, and are not paid any fees directly by the Portfolios for serving in such capacities.

TOPS® ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2024

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from UFS under the administrative servicing agreement.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from UFS under the administrative servicing agreement.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under Section 2(a)(9) of the 1940 Act. As of June 30, 2024, ownership percentages of the holders of the voting securities of each Portfolio that may be deemed to control the Portfolio were as follows:

Aggressive Growth ETF Portfolio
Pruco Life Insurance Company	81%

Balanced ETF Portfolio
Pruco Life Insurance Company	72%

Conservative ETF Portfolio
Pruco Life Insurance Company	42%
Members Life Insurance Company	31%

Growth ETF Portfolio
Pruco Life Insurance Company	79%

Moderate Growth ETF Portfolio
Pruco Life Insurance Company	54%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The table below represents aggregate cost for federal tax purposes for the Portfolios as of June 30, 2024 and differs from market value by net unrealized appreciation/depreciation which consisted of:

				Tax Net
	Cost for			Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation/
Portfolio	Purposes	Appreciation	Depreciation	(Depreciation)
Aggressive Growth ETF Portfolio	$146,993,193	$22,632,035	$(500,700)	$22,131,335
Balanced ETF Portfolio	112,964,028	8,183,688	(3,486,868)	4,696,820
Conservative ETF Portfolio	35,195,561	1,508,252	(1,440,255)	67,997
Growth ETF Portfolio	166,821,380	24,692,773	(1,962,816)	22,729,957
Moderate Growth ETF Portfolio	157,676,814	16,903,383	(3,760,800)	13,142,583

TOPS® ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2024

The tax character of the Portfolios’ distributions paid for the years ended December 31, 2023 and December 31, 2022 was as follows:

For the year ended December 31, 2023:

	Ordinary	Long-Term
	Income	Capital Gains	Total
Aggressive Growth ETF Portfolio	$1,389,435	$647,026	$2,036,461
Balanced ETF Portfolio	1,641,040	1,188,315	2,829,355
Conservative ETF Portfolio	649,347	785,036	1,434,383
Growth ETF Portfolio	1,773,387	1,430,355	3,203,742
Moderate Growth ETF Portfolio	2,211,354	1,649,498	3,860,852

For the year ended December 31, 2022:

	Ordinary	Long-Term
	Income	Capital Gains	Total
Aggressive Growth ETF Portfolio	$1,075,485	$59,206	$1,134,691
Balanced ETF Portfolio	1,208,327	1,068,912	2,277,239
Conservative ETF Portfolio	554,504	385,974	940,478
Growth ETF Portfolio	1,408,403	586,225	1,994,628
Moderate Growth ETF Portfolio	1,728,293	1,319,890	3,048,183

As of December 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Aggressive Growth ETF Portfolio	$2,246,005	$1,557,590	$—	$—	$—	$14,062,744	$17,866,339
Balanced ETF Portfolio	2,346,582	538,505	—	—	—	2,999,482	5,884,569
Conservative ETF Portfolio	904,800	267,662	—	—	—	(429,212)	743,250
Growth ETF Portfolio	2,750,118	390,017	—	—	—	15,559,681	18,699,816
Moderate Growth ETF Portfolio	3,130,949	2,412,641	—	—	—	9,296,492	14,840,082

The difference between book basis and tax basis accumulated net realized gains/ losses and unrealized appreciation/ depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Aggressive Growth ETF Portfolio (the “Fund”) currently seeks to achieve its investment objectives by investing its assets in underlying Funds. As of June 30, 2024, the percentage of the Fund’s net assets invested in the Vanguard S&P 500 ETF was 25.0%. (the “Security”). The Aggressive Growth ETF Portfolio may sell its investments in this Security at any time if the Advisor determines that it is in the best interest of the Aggressive Growth ETF Portfolio and its shareholders to do so.

The performance of the Aggressive Growth ETF Portfolio will be directly affected by the performance of this investment. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the respective Security’s N-CSR’s available at “www.sec.gov”.

TOPS® ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2024

8.	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Portfolios.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. April 2021

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-855 -572-5945 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-572-5945.

INVESTMENT ADVISOR
ValMark Advisers, Inc.
130 Springside Drive
Akron, OH 44333

INVESTMENT SUB-ADVISOR
Milliman Financial Risk Management, LLC
71 S. Wacker Drive, 31st Floor
Chicago, IL 60606

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

TNM-SAR24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2)Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	8/30/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	8/30/2024

By (Signature and Title)

/s/ Jim Colantino
Jim Colantino, Principal Financial Officer/Treasurer

Date	8/30/2024